Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets - Summary of Trade Accounts and Notes Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 4,574,789	₩ 3,517,512
Third parties [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	3,818,980	3,054,471
Related parties [member]
Disclosure of financial assets [Line Items]
Trade accounts and notes receivable, net	₩ 755,809	₩ 463,041